Intangible Assets - Schedule of Acquired Intangible Asset Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (14,783)	$ (11,380)
Intangible assets, net	8,089	11,052
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	19,262	18,903
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,610	$ 3,529